Convertible Notes and Interest Notes: (Details Text) - USD ($)	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015
Convertible Notes and Interest Notes: [Abstract]
Summary fourth quarter 2012 debt restructuring		In the fourth quarter of 2012, the Company restructured $85.4 million aggregate principal amount of Old Notes (the "2012 Restructuring"). Holders of an aggregate principal amount of $84.4 million of Old Notes elected to participate in the 2012 Restructuring and $1.0 million of Old Notes declined to participate. Pursuant to the 2012 Restructuring, the Company paid $16.9 million cash, issued 12,412,501 Class A common shares, issued notes with a face value of $25.3 million (the "Modified Notes") and issued CVR’s totaling 5.468% of any future proceeds, net of certain deductions (including income tax calculation and the payment of current obligations of the Company), actually received by the Company with respect to the Brisas Arbitration proceedings or disposition of the Brisas Project Technical Mining Data.
Summary second quarter 2014 debt restructuring	During the second quarter of 2014, the Company extended the maturity date of its $25.3 million Modified Notes from June 29, 2014 to December 31, 2015 and issued $12 million of additional notes ("New Notes") also maturing December 31, 2015. $19.2 million of the Modified Notes and $8 million of the New Notes were issued to affiliated funds which exercised control or direction over more than 10% of the Company’s common shares prior to the transactions and as a result, those portions of the transactions were considered to be related party transactions. The Modified Notes were amended to be consistent with the terms of the New Notes. The Company has an additional $1.0 million notes issued in May 2007 (Old Notes) with a maturity date of June 15, 2022. The Old Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and, subject to certain conditions, may be redeemed, repurchased or converted into Class A common shares of the Company at a conversion price of $7.54 per common share.
Summary terms of second quarter 2014 new and restructured notes	The New Notes and the Modified Notes (as amended from the date of closing) (the "Notes") bear interest at a rate of 11% per year, which will be accrued and capitalized quarterly, issued in the form of a note (Interest Notes) payable in cash at maturity. Subject to certain conditions, the outstanding principal of the Notes may be converted into Class A common shares of the Company, redeemed or repurchased prior to maturity. The Notes mature on December 31, 2015 and are convertible, at the option of the holder, into 285.71 Class A common shares per $1,000 (equivalent to a conversion price of $3.50 per common share) at any time upon prior written notice to the Company. The Company paid, in the case of the New Notes, a fee of 2.5% of the principal in the form of an original issue discount and in the case of the Modified Notes, a cash extension fee of 2.5% of the principal.	$25.3 million
Fair value of equity component of notes	$ 6.5
Loss on second quarter 2014 restructuring	$ 0.2
Face value convertible notes			$ 38.4
Face value interest notes			$ 4.4